RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
RESTRICTED CASH
Schedule of restricted cash

	December 31,	December 31,	December 31,
	2018	2017	2016
Restricted cash	$439,736	$478,260	$449,760